Condensed Statements of Changes in Temporary Equity and Permanent Equity (Deficit) - USD ($)		Total	Private Placement [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Private Placement [Member]	Accumulated Deficit [Member]	Common Class A [Member]	Common Class A [Member] Ordinary Shares [Member]	Common Class A [Member] Ordinary Shares [Member] Private Placement [Member]	Common Class B [Member]	Common Class B [Member] Ordinary Shares [Member]
Beginning balance at Feb. 24, 2021		$ 0		$ 0		$ 0					$ 0
Beginning balance (in shares) at Feb. 24, 2021		0									0
Beginning Balance at Feb. 24, 2021		$ 0		0		0		$ 0			$ 0
Beginning Balance (in shares) at Feb. 24, 2021								0			0
Issuance of Class B ordinary shares to Sponsor	[1]	25,000		24,367							$ 633
Issuance of Class B ordinary shares to Sponsor (in shares)	[1]										6,325,000
Net loss		(5,138)				(5,138)
Ending Balance at Mar. 02, 2021		19,862		24,367		(5,138)					$ 633
Ending Balance (in shares) at Mar. 02, 2021											6,325,000
Ending balance (in shares) at Mar. 02, 2021										825,000
Beginning balance at Feb. 24, 2021		$ 0		0		0					$ 0
Beginning balance (in shares) at Feb. 24, 2021		0									0
Beginning Balance at Feb. 24, 2021		$ 0		0		0		$ 0			$ 0
Beginning Balance (in shares) at Feb. 24, 2021								0			0
Issuance of Class B ordinary shares to Sponsor		25,000		24,367							$ 633
Issuance of Class B ordinary shares to Sponsor (in shares)											6,325,000
Net loss		(5,182)				(5,182)
Ending Balance at Mar. 31, 2021		19,818		24,367		(5,182)		$ 0			$ 633
Ending Balance (in shares) at Mar. 31, 2021								0			6,325,000
Ending balance at Mar. 31, 2021		$ 0
Ending balance (in shares) at Mar. 31, 2021		0
Beginning balance at Feb. 24, 2021		$ 0		0		0					$ 0
Beginning balance (in shares) at Feb. 24, 2021		0									0
Beginning Balance at Feb. 24, 2021		$ 0		0		0		$ 0			$ 0
Beginning Balance (in shares) at Feb. 24, 2021								0			0
Net loss		(265,630)					$ (173,101)			$ (92,529)
Ending Balance at Sep. 30, 2021		(6,331,862)		0		(6,332,551)		$ 64			$ 625
Ending Balance (in shares) at Sep. 30, 2021								640,000			6,250,000
Ending balance at Sep. 30, 2021		$ 250,003,042
Ending balance (in shares) at Sep. 30, 2021		25,000,000					25,000,000
Beginning balance at Mar. 31, 2021		$ 0
Beginning balance (in shares) at Mar. 31, 2021		0
Beginning Balance at Mar. 31, 2021		$ 19,818		24,367		(5,182)		$ 0			$ 633
Beginning Balance (in shares) at Mar. 31, 2021								0			6,325,000
Net loss		(143)				(143)
Ending Balance at Jun. 30, 2021		19,675		24,367		(5,325)		$ 0			$ 633
Ending Balance (in shares) at Jun. 30, 2021								0			6,325,000
Ending balance at Jun. 30, 2021		$ 0
Ending balance (in shares) at Jun. 30, 2021		0
Sale of 25,000,000 Public Shares, net of underwriting discounts and offering expenses		$ 237,511,810
Sale of 25,000,000 Public Shares, net of underwriting discounts and offering expenses (in shares)		25,000,000
Accretion of Class A ordinary shares to redemption value		$ (12,491,232)		(6,424,311)		(6,066,921)
Sale of 640,000 Private Placement Shares			$ 6,400,000		$ 6,399,936				$ 64
Sale of 640,000 Private Placement Shares (in shares)									640,000
Forfeiture of Founder Shares				8							$ (8)
Forfeiture of Founder Shares (in shares)											(75,000)
Net loss		(260,305)				(260,305)	$ (208,889)			$ (51,416)
Ending Balance at Sep. 30, 2021		(6,331,862)		$ 0		$ (6,332,551)		$ 64			$ 625
Ending Balance (in shares) at Sep. 30, 2021								640,000			6,250,000
Ending balance at Sep. 30, 2021		$ 250,003,042
Ending balance (in shares) at Sep. 30, 2021		25,000,000					25,000,000

[1]	Includes an aggregate of up to 825,000 Class B ordinary shares that are subject to forfeiture depending on the extent to which the underwriter’s over-allotment option is exercised (see Notes 5 and 8). On June 29, 2021, the Company effected a share capitalization with respect to its Class B ordinary shares of 575,000 shares thereof, effectively increasing the Sponsor shares to 6,325,000 Class B ordinary shares, up to 825,000 of which are subject to forfeiture depending on the extent to which the underwriter’s over-allotment option is exercised.